Deutsche Asset Management


Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund Investment Class

Supplement dated February 28, 2002 to Prospectus dated February 28, 2002

The following information replaces the 'Portfolio Managers' section for the Fixed Income Fund until April 1, 2002:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund:

David Baldt, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund

o        Joined the investment advisor in 1989.

o        Chief Investment Officer of the Fixed Income Group.

Gary Bartlett, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o        Joined the investment advisor in 1992.

o        Analyst specializing in taxable municipal and government investments.

o        MBA, Drexel University.

Warren Davis, Director of Deutsche Asset Management Co-Manager of the Fund

o        Joined the investment advisor in 1995.

o        Analyst specializing in mortgage- and asset-backed securities.

o        MBA, Drexel University.

Thomas Flaherty, Director of Deutsche Asset Management and Co-Manager of the
Fund

o        Joined the investment advisor in 1995.

o        Analyst specializing in corporate bonds and mortgages.

J. Christopher Gagnier, Director of Deutsche Asset Management and Co-Manager of the Fund

o        Joined the investment advisor in 1997.

o        Prior to that, portfolio manager, Paine Webber, from 1984 to 1997.

o Analyst specializing in asset-backed securities and government investments.

Daniel Taylor, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o        Joined the investment advisor in 1998.

o Prior to that, fixed income portfolio manager, asset-backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1992 to 1998.

o Analyst specializing in asset-backed securities and government securities.



                 PLEASE DISCARD THIS SUPPLEMENT ON APRIL 1, 2002

Deutsche Asset Management


Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund Investment Class

Supplement dated February 28, 2002 to Prospectus dated February 28, 2002

The following information replaces the 'Portfolio Managers' section for the Fixed Income Fund until April 1, 2002:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund:

David Baldt, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund

o        Joined the investment advisor in 1989.

o        Chief Investment Officer of the Fixed Income Group.

Gary Bartlett, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o        Joined the investment advisor in 1992.

o        Analyst specializing in taxable municipal and government investments.

o        MBA, Drexel University.

Warren Davis, Director of Deutsche Asset Management Co-Manager of the Fund

o        Joined the investment advisor in 1995.

o        Analyst specializing in mortgage- and asset-backed securities.

o        MBA, Drexel University.

Thomas Flaherty, Director of Deutsche Asset Management and Co-Manager of the
Fund

o        Joined the investment advisor in 1995.

o        Analyst specializing in corporate bonds and mortgages.

J. Christopher Gagnier, Director of Deutsche Asset Management and Co-Manager of the Fund

o        Joined the investment advisor in 1997.

o        Prior to that, portfolio manager, Paine Webber, from 1984 to 1997.

o Analyst specializing in asset-backed securities and government investments.

Daniel Taylor, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o        Joined the investment advisor in 1998.

o Prior to that, fixed income portfolio manager, asset-backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1992 to 1998.

o Analyst specializing in asset-backed securities and government securities.



                 PLEASE DISCARD THIS SUPPLEMENT ON APRIL 1, 2002
























                                       2